Loans Due From Third Parties (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties description			the balance of loans due from third parties was comprised of loans of $11,807,096, $6,622,101, $5,306,798 due from three parties, and a non-interest bearing loan of $0.54 million due from a third party. These three interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $6,622,101 and $5,306,798 are pledged either with real estate assets or customer’s trade receivables.	These five interest bearing loans are due within 12 months from the balance sheet date and have an interest rate of ranging from 7% to 14%. The loans of $11,384,625, $3,306,744, $2,354,965, and $153,019 are pledged either with real estate assets or customer’s trade receivables.
Net provision	$ 12,014	$ 53,191	$ 12,014	$ 27,432
Description of loan balance	As of June 30, 2022, loan of $7,527,209 aged between 180 ~ 365 days, and loan of $7,654,409 aged over one year.		As of December 31, 2021, loan balance of $6,440,370 aged between 180 ~ 365 days, and balance of $5,085,836 aged over one year.
Loans due from third parties	$ 1,325
Trade receivables	$ 13,652,095
Non-interest bearing			$ 540,000
Minimum [Member]
Loans Due From Third Parties (Details) [Line Items]
Interest rate, percentage	4.35%		7.00%
Trade receivables			$ 5,306,798
Maximum [Member]
Loans Due From Third Parties (Details) [Line Items]
Interest rate, percentage	14.00%		14.00%
Trade receivables			$ 6,622,101
One Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	$ 9,268,285		11,807,096
Two Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	6,300,294		6,622,101
Three Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	5,695,645		$ 5,306,798
Four Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	149,296
Five Third Parties [Member]
Loans Due From Third Parties (Details) [Line Items]
Loans due from third parties	$ 5,054,135